FINANCIAL EXPENSES - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL EXPENSES
Interest on long-term debt	$ 296.4	$ 298.2	$ 287.8
Amortization of financing fees	8.0	7.9	6.8
Interest on leases liabilities	10.3	10.3	11.0
Interest on net defined benefit liability	7.3	6.8	6.2
(Gain) loss on foreign currency translation on short-term monetary items	(1.7)	(2.2)	2.3
Interest from the parent corporation	(41.8)	(35.8)	(14.8)
Other	(0.7)	(2.3)	(7.8)
Total financial expenses	$ 277.8	$ 282.9	$ 291.5